Non-controlling Interests (Movement of Non-controlling Interest) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Noncontrolling Interest [Member] CNY		Dec. 31, 2011 Noncontrolling Interest [Member] CNY		Dec. 31, 2010 Noncontrolling Interest [Member] CNY
Noncontrolling Interest [Line Items]
Balance at beginning of year		257,158,000			257,158,000		238,864,000		205,886,000
Add: Non-controlling interests arising from business combination		5,533,000	4,062,000	6,451,000	5,533,000		4,062,000		6,451,000
Capital contribution to subsidiaries by non-controlling interest		7,116,000			7,116,000	[1]	0	[1]	0	[1]
Net income attributable to non-controlling interests	182,435,000	1,136,595,000	1,285,989,000	1,304,667,000	23,165,000		21,115,000		15,846,000
Share-based compensation of subsidiaries		42,483,000	90,972,000	105,927,000	8,886,000		8,326,000		5,020,000
Exercise of share options of a subsidiary		9,642,000	6,790,000	4,287,000	4,920,000		5,349,000		3,848,000
Less: Currency translation adjustments of subsidiaries		27,717,000	(53,052,000)	6,277,000	9,444,000		(19,586,000)		1,813,000
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz		(37,336,000)			(260,077,000)		0		0
Disposal of subsidiaries		(2,835,000)			(2,835,000)		0		0
Change of equity in an affiliated company of a subsidiary			(1,995,000)		0		(972,000)		0
Balance at the end of year	8,558,000	53,310,000	257,158,000		53,310,000		257,158,000		238,864,000
Capital contribution to subsidiaries by controlling interest		15,200,000

[1]	Capital contribution to subsidiaries by non-controlling interests mainly represented capital contributions from non-controlling interests to subsidiaries which are majority-owned. The group contributed a total amount of RMB15.2 million to such subsidiaries for its controlling interests.